SHARE CAPITAL	9 Months Ended
Sep. 30, 2021
SHARE CAPITAL [Abstract]
SHARE CAPITAL
7.	SHARE CAPITAL

Common Shares

Authorized:
The authorized capital of the Company consists of an unlimited number of common shares without par value.
Issued:

During the nine months ended September 30, 2021:
a)	On January 7, 2021, the Company issued 1,975,822 common shares pursuant to the settlement of US$118,549 convertible debt, the shares were fair valued at $316,133.
b)	On January 13, 2021, the Company issued 2,756,250 common shares pursuant to the settlement of US$220,500 convertible debt, the shares were fair valued at $468,563.
c)	On January 15, 2021, Company issued 175,000 incentive shares pursuant to the issuance of a convertible note of US$175,000.
d)	On February 2, 2021, the Company issued 2,756,250 common shares pursuant to the settlement of US$165,375 convertible debt, the shares were fair valued at $385,875.
e)	On February 17, 2021, the Company issued 1,378,125 common shares pursuant to the settlement of US$82,688 convertible debt, the shares were fair valued at $323,859.
f)	On March 15, 2021, the Company issued 300,000 incentive shares pursuant to the issuance of a convertible note of US$367,500.
g)	On May 20, 2021, the Company issued 5,053,125 common shares pursuant to the settlement of US$303,188 convertible debt, the shares were fair valued at $682,172.
h)	On June 2, 2021, the Company issued 833,333 common shares in lieu of fees to a consultant of the Company. The share were fair valued at $91,667.
i)
On September 15, 2021, the Company issued 13,777,778 common shares as part of the Trucking Acquisition, the shares were fair valued at $1,611,020. The Company also issued 500,000 incentive shares pursuant to the issuance of a convertible note.

j)	On September 22, 2021, the Company issued 2,670,925 common shares pursuant to the settlement of US $184,000 convertible debt, the shares were fair valued at $280,447.
k)	On September 30, 2021, the Company issued 13,000,000 common shares in lieu of fees to directors and officers of the Company, the shares were fair valued at $1,430,000.
l)	The Company issued 657,000 shares pursuant to the exercise of 657,000 warrants for gross proceeds of $98,550.
m)	The Company issued 100,000 shares pursuant to the exercise of 100,000 stock options for gross proceeds of $9,000.

Stock Options

The Company has adopted an incentive stock option plan, which enables the Board of Directors of the Company from time to time, at its discretion, and in accordance with the CSE requirements to, grant to directors, officers, employees and consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Each stock option permits the holder to purchase one share at the stated exercise price. The options vest at the discretion of the Board of Directors.

The following is a summary of the Company’s stock option activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2019	10,374,000	0.22
Granted	6,725,000	0.09
Exercised	(2,000,000)	0.09
Expired	(200,000)	0.17
Forfeited	(5,099,000)	0.20
Balance, December 31, 2020	9,800,000	0.15
Granted	2,500,000	0.14
Exercised	(100,000)	0.09
Cancelled	(1,025,000)	0.16

Balance, September 30, 2021	11,175,000	0.15

Pursuant to the exercise of stock options the Company reallocated $6,965 (2020 - $72,218) of contributed surplus to share capital.

During the nine months ended September 30, 2021, the Company recorded share-based payments expense of $263,672 (2020 - $192,514) pursuant to the vesting of previously granted options and the granting of 2,500,000 stock options to the directors of the Company. The Company fair values options using the Black-Scholes option pricing model using the following assumptions:

	September 30, 2021	December 31, 2020

Weighted average fair value of options granted	$0.11	$0.06

Risk-free interest rate	0.44 – 0.90%	0.44 – 1.51%
Estimated life	5 years	1 – 5 years
Expected volatility	102% - 107%	106% - 119%
Expected dividend yield	0.00%	0.00%

As at September 30, 2021 the following options were outstanding and exercisable:

Expiry Date	Exercise price $	Remaining life (years)	Options outstanding
November 17, 2022	0.16	1.13	150,000
November 28, 2022	0.18	1.16	550,000
January 21, 2023	0.32	1.31	450,000
May 1, 2023	0.24	1.58	500,000
August 15, 2023	0.21	1.87	300,000
August 31, 2023	0.27	1.92	200,000
November 22, 2023	0.26	2.15	100,000
December 13, 2023	0.25	2.20	750,000
May 2, 2024	0.27	2.59	150,000
May 17, 2024	0.245	2.66	200,000
June 17, 2024	0.245	2.72	300,000
May 6, 2025	0.09	3.60	2,475,000
June 1, 2025	0.14	3.67	250,000
July 22, 2025	0.09	3.81	400,000
November 12, 2025	0.075	4.12	2,100,000
January 22, 2026	0.145	4.32	2,000,000
June 2, 2026	0.12	4.67	500,000
		3.31	11,175,000

Warrants

The following is a summary of the Company’s warrant activity:

	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2019	12,112,313	0.23

Exercised	(200,000)	0.15
Expired	(10,027,836)	0.29
Balance, December 31, 2020	1,884,477	0.15
Exercised	(657,000)	0.15

Balance, September 30, 2021	1,227,477	0.15

As of September 30, 2021, the following share purchase warrants were outstanding and exercisable:

Expiry Date	Number Outstanding	Exercise Price $

November 22, 2021	1,227,477	0.15
	1,227,477	0.15

Subsequent to September 30, 2021, the remaining warrants expired unexercised.